13F-HR

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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: 06/31/2010
                                         ---------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     OAK VALUE CAPITAL MANAGEMENT, INC.
Address:  1450 RALEIGH ROAD, SUITE 220
          CHAPEL HILL, NC 27517


Form 13F File Number: 28-4628
                         ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: MARGARET C. LANDIS
Title:SENIOR VICE PRESIDENT, DIRECTOR OF COMPLIANCE
Phone:919-419-1900

Signature, Place, and Date of Signing:

[s] Margaret C. Landis		Chapel Hill, NC		     07/26/2010
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
                                   ----------------------

Form 13F Information Table Entry Total: 51
                                        ----------------------

Form 13F Information Table Value Total: 172,729
                                        ----------------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101     3267    41358 SH       Sole                    39983              1375
                                                              2992    37875 SH       Defined                 37875
Aflac Inc.                     COM              001055102     5848   137054 SH       Sole                   132854              4200
                                                              4517   105850 SH       Defined                105850
Ambac Financial Group, Inc.    COM              023139108        9    13000 SH       Sole                    13000
American Express Co.           COM              025816109     5073   127792 SH       Sole                   124042              3750
                                                              3791    95500 SH       Defined                 95500
Apollo Group Inc. - Cl A       COM              037604105     2980    70166 SH       Sole                    68091              2075
                                                              2229    52475 SH       Defined                 52475
Automatic Data Proc            COM              053015103     2562    63641 SH       Sole                    61566              2075
                                                              2086    51825 SH       Defined                 51825
Avon Products Inc.             COM              054303102     4899   184851 SH       Sole                   178901              5950
                                                              3274   123550 SH       Defined                123550
Bank of America Corp.          COM              060505104      247    17200 SH       Sole                    17200
Becton Dickinson & Co.         COM              075887109     2337    34566 SH       Sole                    33441              1125
                                                              2079    30750 SH       Defined                 30750
Berkshire Hathaway - Cl A      COM              084670108    17520      146 SH       Sole                      146
                                                              4200       35 SH       Defined                    35
Berkshire Hathaway - Cl B      COM              084670702     3918    49166 SH       Sole                    47146              2020
CME Group Inc.                 COM              12572Q105     2524     8965 SH       Sole                     8674               291
                                                              2051     7284 SH       Defined                  7284
Chesapeake Energy Corp.        COM              165167107     3347   159779 SH       Sole                   154454              5325
                                                              2796   133475 SH       Defined                133475
Cisco Systems Inc.             COM              17275R102     3745   175744 SH       Sole                   169894              5850
                                                              3109   145875 SH       Defined                145875
Coach, Inc.                    COM              189754104     4953   135520 SH       Sole                   131070              4450
                                                              4037   110450 SH       Defined                110450
Colgate-Palmolive              COM              194162103     1827    23200 SH       Sole                    22450               750
                                                              1526    19375 SH       Defined                 19375
Intuit, Inc.                   COM              461202103     3489   100350 SH       Sole                    97275              3075
                                                              2673    76875 SH       Defined                 76875
Mastercard Inc.                COM              57636Q104     5239    26258 SH       Sole                    25403               855
                                                              4260    21350 SH       Defined                 21350
Oracle Corp.                   COM              68389X105     4475   208542 SH       Sole                   202767              5775
                                                              3386   157800 SH       Defined                157800
Praxair Inc.                   COM              74005P104     4959    65264 SH       Sole                    63139              2125
                                                              3906    51400 SH       Defined                 51400
Qualcomm Inc.                  COM              747525103     2481    75550 SH       Sole                    73075              2475
                                                              2051    62450 SH       Defined                 62450
Republic Services Inc.         COM              760759100     5093   171325 SH       Sole                   166450              4875
                                                              3645   122600 SH       Defined                122600
Teva Pharmaceutical - Sp ADR   COM              881624209     2978    57275 SH       Sole                    55450              1825
                                                              2397    46100 SH       Defined                 46100
Thomson Reuters Corp           COM              884903105     2111    58925 SH       Sole                    57050              1875
                                                              1668    46550 SH       Defined                 46550
United Technologies Corp.      COM              913017109     2939    45272 SH       Sole                    43722              1550
                                                              2710    41750 SH       Defined                 41750
Vulcan Materials Corp          COM              929160109     2039    46525 SH       Sole                    45000              1525
                                                              1683    38400 SH       Defined                 38400
Zimmer Holdings Inc.           COM              98956P102     2429    44946 SH       Sole                    43371              1575
                                                              2373    43900 SH       Defined                 43900